RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of ANTA Sports and subsidiaries and outstanding transactions with related parties
The Company's transactions with ANTA Sports and subsidiaries are comprised of the following:

	For the three months ended September 30,		For the nine months ended September 30,
In millions	2025	2024	2025	2024
Purchases of goods and services from ANTA Sports and subsidiaries	$11.1	$8.5	$34.9	$21.4
Sales of goods and services to ANTA Sports and subsidiaries	10.3	10.8	29.8	21.6
The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel):

In millions	September 30, 2025	December 31, 2024
ANTA Sports and subsidiaries
Current payables	$10.9	$11.3
Current receivables	15.5	10.4
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	$0.7	$0.8